Debt	12 Months Ended
Feb. 24, 2013
Debt

NOTE 10 — DEBT

Debt consists of the following:

	February 24, 2013	February 26, 2012
Senior Secured Notes	$205,008	$210,003
Second Lien Credit Facility, including interest payable-in-kind	97,947	89,474

Total debt before debt discount	$302,954	$299,477

Debt discount	(24,561)	(34,072)

Total	$278,393	$265,405

The weighted-average interest rate of the Senior Secured Notes was 13.9% and 13.8% for fiscal 2013 and fiscal 2012, respectively.

The weighted-average interest rate of the Second Lien Credit Facility was 14.5% and 14.9% for fiscal 2013 and 2012, respectively.

There were no borrowings under the Revolving Credit Facility in fiscal 2013 or fiscal 2012.

On May 25, 2012, the Company made an ECF offer to the Senior Secured Note holders to redeem 5,000 units at a redemption price of 120%. On June 27, 2012, the Company redeemed 4,995 units at 120% making an ECF payment of $5,994, which included the redemption of $4,995 of Senior Secured Notes and the related premium of $999. A $120 payment of accrued interest was also paid at the time of the ECF payment. The redemption of the 4,995 units of Senior Secured Notes resulted in a loss on extinguishment of debt of $939. The loss on extinguishment of debt consists of a $999 premium, $458 and $155 write-off of related debt discount and deferred finance fees, respectively, and $47 of related fees offset by a $720 gain on the reduction of the ECF derivative liability. The Company was in compliance with all covenants in the Revolving Credit Facility and Senior Secured Notes at the time of the consummation of the ECF offer.

On May 31, 2011, the Company made an ECF offer to the Senior Secured Note holders to redeem 5,000 units at a redemption price of 120%. On June 30, 2011, the Company redeemed 4,997 units at 120% resulting in an ECF payment of $5,996 which included a redemption of $4,997 Senior Secured Notes and related premium of $999. A $125 payment of accrued interest was also paid at the time of the ECF payment. The redemption of the 4,997 units of Senior Secured Notes resulted in a loss on extinguishment of debt of $1,222. The loss on extinguishment of debt consisted of a $999 premium, $582 and $200 write off of a pro rata portion of related debt discount and deferred finance fees, respectively, and $71 of related fees offset by a $630 gain on the reduction of the ECF derivative liability. The Company was in compliance with all covenants in the Revolving Credit Facility and Senior Secured Notes at the time of the consummation of the ECF offer.

The Company’s registration of the Senior Notes with the United States Securities and Exchange Commission went effective on April 18, 2011. The Company completed a 100% exchange of the 215,000 units of unregistered Senior Secured Notes for 215,000 units of registered Senior Secured Notes on May 17, 2011.

On March 22, 2010, the Company entered into the Second Amendment to the First Amended and Restated Second Lien Credit Agreement which would be effective upon an overall refinancing of the Company’s outstanding debt. On April 8, 2010, the Company completed an overall refinancing of its outstanding debt and as such the Lien 2 Amendment became effective. The Company completed a debt and equity offering and the proceeds were utilized to repay the outstanding principal of the First Lien Credit Agreement, which included $193.0 million of term debt and $22.0 million under the previous Revolving Credit Facility, and a partial payment of outstanding debt under the Second Lien Credit Agreement.

Second Lien Credit Agreement

The Lien 2 Amendment eliminated the maximum net leverage ratio and minimum net interest coverage requirements that had previously existed. A principal payment of $25,000 was required and paid on April 8, 2010 and the remaining principal and interest paid-in-kind is due June 30, 2015. The interest rate was amended to Libor plus 500 and the interest paid-in-kind was increased to 900 basis points. In addition, the Lien 2 holders were also issued 11,080,455.38 shares of Series B ordinary stock and 2,523,554.62 shares of Series B preferred stock, resulting in an aggregate 25% ownership in the Company on a post-issuance basis and entitling the Lien 2 holders to all rights and privileges held by the existing equity holders. The Lien 2 holders will also be issued additional Series B ordinary stock and Series B preferred stock equal to 7.5% of the total issued share capital, in each case as in issue immediately after the closing of the refinancing, on April 30, 2013 if the Company does not pay all outstanding principal and interest by that date. If the Company does not pay all outstanding principal and interest by April 30, 2014, the Lien 2 holders will be issued an additional amount of Series B ordinary stock and Series B preferred stock equal to 52.5% of the total issued ordinary and preferred stock, in each case as in issue immediately after the closing of the refinancing.

As amended, the credit agreement governing the Lien 2 debt contains covenants that restrict among other things, our ability to pay dividends, make investments or acquisitions, enter into transactions with affiliates, dispose of assets or enter into business combinations, incur or guarantee additional indebtedness, change our fiscal year end, create or permit to exist certain liens, pledge assets or engage in sale-leaseback transactions, make capital expenditures and change the business the Company conducts. These restrictions could limit our ability to obtain future financing and make acquisitions or needed capital expenditures. The Company is in compliance with all covenants as of February 24, 2013.

The present value of the cash flows under the Second Lien Credit Agreement after the Lien 2 Amendment had been executed is at least ten percent different from the present value of the remaining cash flows under the terms of the Second Lien Credit Agreement before the execution of the Lien 2 Amendment. As a result, the original Second Lien Credit Agreement has been treated as extinguished and recorded as a loss on debt extinguishment of $3,751 in the consolidated statement of operations for the year-to-date period ended February 27, 2011 which represents the Second Lien Credit Agreement unamortized debt discount of $986 and the unamortized financing fees of $2,765 related to the First Lien Credit Agreement and Second Lien Credit Agreement.

Senior Secured Notes and Equity

On April 8, 2010, the Company issued debt and equity and received total proceeds of $207,281. The debt consists of $215,000 principal amount of 12.0% Senior Secured Notes (the “Senior Secured Notes”), with a maturity date of March 29, 2015. The Senior Secured Notes are fully and unconditionally guaranteed by Stratus Technologies, Inc., Stratus Technologies Bermuda Ltd. Stratus Technologies Ireland Ltd., SRA Technologies Cyprus Ltd., Cemprus Technologies, Inc. and Cemprus LLC which are wholly owned subsidiaries of the Company, which is also a guarantor. The Senior Secured Notes and related guarantees rank senior to the Second Lien Credit Agreement and future subordinated debt but effectively subordinated to indebtedness under the New Revolving Credit Agreement. The Senior Secured Notes consists of co-borrowers Stratus Technologies, Inc. which is allocated 52% and Stratus Technologies Bermuda Ltd. which is allocated 48% of the $215,000 principal amount. All principal will be paid at maturity and interest is paid semi-annually, in arrears, on April 15 and October 15 of each year beginning on October 15, 2010. On October 15, 2010, the Company made an interest payment of $13,402. On April 15, 2011 and October 17, 2011, the Company made interest payments of $12,900 and $12,600, respectively. On April 16, 2012 and October 15, 2012, the Company made interest payments of $12,600 and $12,300, respectively.

In addition, the Company issued 4,431,150.00 shares of Series B ordinary stock and 1,008,350.00 shares of Series B redeemable convertible preferred stock, equal to a 10% aggregate ownership in the Company on a post-issuance basis, with all rights and privileges equal to those of the existing equity holders. If additional shares are issued to the Lien 2 holders on April 30, 2013 and April 30, 2014 as noted above, the holders of the Senior Secured Notes will be issued additional Series B ordinary stock and Series B preferred stock to maintain the required 10% aggregate equity ownership.

The Senior Secured Notes also contain registration rights that required the Company to file a registration statement no later than February 2, 2011 and cause the registration statement to become effective by June 2, 2011. The Company filed an initial registration statement on January 25, 2011, which became effective on April 18, 2011. The covenants contained in the Senior Secured Notes restrict among other things, our ability to pay dividends, make investments or acquisitions, enter into transactions with affiliates, dispose of assets or enter into business combinations, incur or guarantee additional indebtedness, repurchase or redeem equity interest or indebtedness, create or permit to exist certain liens, pledge assets or engage in sale-leaseback transactions, make capital expenditures and change the business the Company conducts. These restrictions could limit the Company’s ability to obtain future financing and make acquisitions or needed capital expenditures. In addition, there is also an event of default under the indenture governing the Senior Secured Notes if the borrowings and stand-by letter of credit obligations under the Revolving Credit Facility exceed $15,000 immediately following the consummation of an ECF offer. The Company is in compliance with all covenants as of February 24, 2013.

The Company, prior to April 15, 2013, may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes at a premium with the net cash proceeds of certain equity offerings and prior to April 15, 2013 the Company may also redeem at a premium up to 10% of the originally issued principal amount of Senior Secured Notes per year. In addition, the Company may redeem some or all of the Senior Secured Notes at any time prior to April 15, 2013, by paying a “make whole” premium. On or after April 15, 2013, the Company may redeem some or all of the Senior Secured Notes at a premium that will decrease over time. The Bermuda co-borrower may redeem the Bermuda Senior Secured Notes in whole, but not in part, at 100% of their principal amount in the event of certain changes affecting withholding taxes. Upon a change of control, the holders of the Senior Secured Notes will have the right to require the Company to purchase the Senior Secured Notes at a premium. Upon certain asset sales, the Company may be required to offer to use the net proceeds of the asset sale to purchase a portion of the Senior Secured Notes at the principal amount. The Company must make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ending on or after February 27, 2011, at 120% provided, however that if actual ECF for any annual period is less than $5,000, the amount of ECF for such annual period shall be deemed to be $5,000. For fiscal 2013, the calculated amount of the ECF was $3,466, requiring an ECF offer of $5,000. For fiscal 2012, the calculated amount of the ECF was $2,745, requiring an ECF offer of $5,000. The ECF payment for fiscal 2012 was $4,995. For fiscal 2011, the calculated amount of the ECF was 2,377 requiring an ECF offer of $5,000. The fiscal 2011 ECF payment was $4,997.

Before the proceeds from the debt and equity financing could be allocated to the different elements of the arrangement, the Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ending on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

As of February 24, 2013, the fair value of the Equity Offering embedded derivative is zero. The fair value of the Change in Control and ECF embedded derivatives are $19,372 and $880, respectively, and are recorded as long term liabilities in the consolidated balance sheet. As of February 26, 2012, the fair value of the Equity Offering embedded derivative is $159 and is recorded in other assets in the consolidated balance sheet. The fair value of the Change in Control and ECF embedded derivatives are $25,026 and $858, respectively, and are recorded as long term liabilities in the consolidated balance sheet. These embedded derivatives will be revalued each reporting period and any change in fair value will be recorded in the consolidated statement of operations.

For the twelve month periods ended February 24, 2013, February 26, 2012 and February 27, 2011, the Company recorded a gain of $4,752, a loss of $8,873 and a loss of $297, respectively, in the consolidated statement of operations related to the net change in the fair value of the embedded derivatives.

Second Lien Credit Agreement and Senior Secured Notes

The net fair value of the three embedded derivatives was subtracted from the total proceeds received since the derivatives are recorded at fair value in accordance with accounting standards for derivative instruments and hedging activities. The residual amount was then allocated among the other instruments and rights based on their relative fair values. This allocation was performed separately for the Senior Secured Notes (Senior Secured Notes, Series B preferred stock and Series B ordinary stock) and Second Lien Credit Agreement (Notes, Series B preferred stock, Series B ordinary stock and rights to additional Series B preferred stock and Series B ordinary stock) and resulted in the following allocated amounts:

Allocated Amount
Senior Secured Notes	184,458
Second Lien Credit Agreement Notes	58,629
Series B preferred stock	11,451
Series B ordinary stock	5,603
Right to shares of Series B preferred stock	5,518
Right to shares of Series B ordinary stock	1,533

After the allocation of proceeds was performed for both the Senior Secured Notes and Second Lien Credit Agreement Notes, the allocated values of the Senior Secured Notes and Second Lien Credit Agreement Notes are less than their principal amounts. As a result, the Company calculated debt discounts of $30,542 and $18,468 for the Senior Secured Notes and the Second Lien Credit Agreement Notes, respectively. The debt discounts will be accreted over the term of the respective debt through interest expense using the effective interest method.

The Company incurred financing costs of $11,999 related to debt and equity issued and these costs have been allocated on a relative fair value basis between the Senior Secured Notes, Second Lien Credit Agreement Notes, Series B preferred stock and Series B ordinary stock. The allocation resulted in $9,631, $1,735, $428 and $205 of financing costs being allocated to these elements, respectively. The financing costs associated with the Senior Secured Notes and Second Lien Credit Agreement Notes have been capitalized on the balance sheet and are being amortized to interest expense using the effective interest method over the life of the respective debt. The financing costs associated with the Series B preferred stock and Series B ordinary stock have been recorded against the Series B preferred stock and Additional paid-in capital respectively.

Revolving Credit Facility

Also on April 8, 2010, Stratus Technologies, Inc. a wholly owned subsidiary of the Company entered into a $25,000 Revolving Credit Agreement, (the “Revolving Credit Facility”) with Jefferies Finance LLC. The Revolving Credit Facility matures September 29, 2014 and is unconditionally guaranteed by the Company and certain of its subsidiaries and is priority to the Senior Secured Notes. The interest rate is variable based on a Libor floor of no lower than 1.50% plus 475. The covenants include, among other requirements compliance with a minimum net interest coverage ratio when the average previous 30 calendar day outstanding balance of Revolving Credit Facility cash borrowings and outstanding stand-by letter of credit obligations exceed $15,000. The minimum net interest coverage ratio requires the Company to maintain a ratio of Consolidated EBITDA (as calculated, thereunder, presented as Adjusted EBITDA elsewhere in this annual report) to cash expense of at least 1.15 to 1.00 through the quarter ending February 24, 2013, at least 1.20 to 1.00 through the quarter ending November 24, 2013 and at least 1.25 to 1.00 thereafter. Certain financial tests are required when an ECF offer or asset sale offer is consummated under the Senior Secured Notes which include (i) consolidated liquidity of no less than $15,000 and (ii) outstanding borrowings and stand-by letter of credit obligations under the Revolving Credit Facility not in excess of $15,000, along with restrictions on the ability to pay dividends, make investments or acquisitions, enter into transactions with affiliates, dispose of assets or enter into business combinations, incur or guarantee additional indebtedness, create or permit to exist certain liens and pledge assets or engage in saleleaseback transactions and will be subject to maximum capital expenditures. The Company was in compliance with all covenants as of February 24, 2013.

Financing costs related to the Revolving Credit Facility were $1,540 and have been capitalized on the balance sheet and are being amortized to interest expense using the straight line method over the term of the facility.

Capitalized Registration Fees

In connection with the filing of the Company’s initial registration statement on January 25, 2011, the Company capitalized $850 of related fees which are being expensed using the effective interest method beginning on the effective date of the registration of April 18, 2011 and continuing through the Senior Secured Notes maturity date of March 29, 2015.

The following annual maturities of both short and long-term debt as of February 27, 2011 are exclusive of future accretion of interest paid-in-kind and the maturities related to the Senior Secured Notes assumes that within 95 days after the end of each fiscal year commencing with fiscal 2011, $5,000 per year will be used by the Company to make ECF offers. See “Item 5. Operating and Financial Review and Prospects — F. Tabular Disclosure of Contractual Obligations” for projected interest paid-in-kind accretion.

Payment
2014	$5,000
2015	5,000
2016	292,954

Total	$302,954